Related parties (Details) - shares		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of shares issued		60,596,219	59,940,881
Percentage of voting equity interests acquired		100.00%		100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[1]	7,891,269
Percentage of voting equity interests acquired	[1]	13.02%
Gerald O’Shaughnessy [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[2]	7,193,316
Percentage of voting equity interests acquired	[2]	11.87%
Juan Cristobal Pavez [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[3]	2,961,520
Percentage of voting equity interests acquired	[3]	4.89%
Manchester Financial Group, LP [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		5,103,439
Percentage of voting equity interests acquired		8.42%
IFC Equity Investments [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	[4]	3,422,476
Percentage of voting equity interests acquired	[4]	5.65%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		34,024,199
Percentage of voting equity interests acquired		56.15%

[1]	Held by Energy Holdings, LLC, which is controlled by James F. Park, a member of our Board of Directors.
[2]	Beneficially owned by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP, GPK Holdings, and other investment vehicles.
[3]	Held through Socoservin Overseas Ltd, which is controlled by Juan Cristóbal Pavez. The common shares reflected as being held by Mr. Pavez include 83,716 common shares held by him personally.
[4]	IFC Equity Investments voting decisions are made through a portfolio management process which involves consultation from investment officers, credit officers, managers and legal staff.